Share Capital (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 $ / shares	Oct. 13, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares
Statement [Line Items]
Private equity placement for gross proceeds	$ 11,000
Common stock shares | shares	13,750,000
Share price per unit | (per share)				$ 0.80	$ 0.40
Share issue costs	$ 136
Equity reserves share capital	$ 20,309	$ 18,640
Warrants
Statement [Line Items]
Gross proceeds						$ 147
Shares issued | shares		101,042				101,042
Weighted average exercise price | $ / shares			$ 1.46
Equity reserves share capital						$ 12
Options
Statement [Line Items]
Gross proceeds						$ 5
Shares issued | shares		5,834				5,834
Weighted average exercise price | $ / shares			$ 0.86
Equity reserves share capital						$ 1
October 2021 Offering
Statement [Line Items]
Common stock shares | shares		7,461,450				7,461,450
Share price per unit | $ / shares						$ 0.75
Share issue costs		$ 211
Gross proceeds		$ 5,596
Warrant share price per unit | $ / shares						$ 1.20
Share issuances description		The expiry date of the warrants can be accelerated to 30 days with notice from the Company should the common shares trade after the expiry of the four-month hold period at a price equal to or greater than CAD$1.50 for 20 consecutive trading days	The expiry date of the warrants can be accelerated to 30 days with notice from the Company should the common shares trade after the expiry of the four-month hold period at a price equal to or greater than CAD$1.50 for 20 consecutive trading days
Commissions		$ 68
Other issuance costs		$ 143
Homestake Ridge
Statement [Line Items]
Share issue costs			$ 10
Shares issued | shares		328,767				328,767
Fair market value of shares issued						$ 300
Royalty percentage		2.00%	2.00%